CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contractors [Abstract]
Schedule of Contract with Customer, Asset and Liability

CONTRACT AND OTHER DEFERRED ASSETS

As of March 31, 2024	Power	Wind	Electrification	Total

Contractual service agreement assets	$5,167	$—	$—	$5,167
Equipment and other service agreement assets	1,693	614	1,105	3,412
Current contract assets	$6,859	$614	$1,105	$8,579
Non-current contract and other deferred assets(a)	609	13	11	633
Total contract and other deferred assets	$7,469	$627	$1,116	$9,212

As of December 31, 2023	Power	Wind	Electrification	Total
Contractual service agreement assets	$5,201	$—	$—	$5,201
Equipment and other service agreement assets	1,679	392	1,067	3,138
Current contract assets	$6,880	$392	$1,067	$8,339
Non-current contract and other deferred assets(a)	602	14	5	621
Total contract and other deferred assets	$7,482	$406	$1,072	$8,960

(a)
Primarily represents amounts due from customers at Gas Power for the sale of services upgrades, which we collect through incremental fixed or usage-based fees from servicing the equipment under contractual service agreements.

CONTRACT LIABILITIES AND DEFERRED INCOME

As of March 31, 2024	Power	Wind	Electrification	Total
Contractual service agreement liabilities	$1,804	$—	$—	$1,804
Equipment and other service agreement liabilities	5,980	5,134	2,664	13,777
Current deferred income	11	207	120	339
Contract liabilities and current deferred income	$7,795	$5,341	$2,784	$15,919
Non-current deferred income	45	122	29	195
Total contract liabilities and deferred income	$7,839	$5,463	$2,813	$16,115

As of December 31, 2023
Contractual service agreement liabilities	$1,810	$—	$—	$1,810
Equipment and other service agreement liabilities	5,732	4,819	2,352	12,903
Current deferred income	20	228	113	361
Contract liabilities and current deferred income	$7,562	$5,047	$2,465	$15,074
Non-current deferred income	48	90	35	173
Total contract liabilities and deferred income	$7,610	$5,137	$2,500	$15,247

Contract and Other Deferred Assets
As of December 31, 2023	Power	Wind	Electrification	Total
Contractual service agreement assets	$5,201	$—	$—	$5,201
Equipment and other service agreement assets	1,679	392	1,067	3,138
Current contract assets	$6,880	$392	$1,067	$8,339
Noncurrent contract and other deferred assets(a)	602	14	5	621
Total contract and other deferred assets	$7,482	$406	$1,072	$8,960

As of December 31, 2022
Contractual service agreement assets	$5,344	$—	$—	$5,344
Equipment and other service agreement assets	1,672	153	1,014	2,839
Current contract assets	$7,016	$153	$1,014	$8,183
Noncurrent contract and other deferred assets(a)	724	11	9	744
Total contract and other deferred assets	$7,740	$164	$1,023	$8,927

(a)
Primarily represents amounts due from customers at Gas Power for the sale of services upgrades, which we collect through incremental fixed or usage-based fees from servicing the equipment under contractual service agreements.

Contract Liabilities and Deferred Income

As of December 31, 2023	Power	Wind	Electrification	Total
Contractual service agreement liabilities	$1,810	$—	$—	$1,810
Equipment and other service agreement liabilities	5,732	4,819	2,352	12,903
Current deferred income	20	228	113	361
Contract liabilities and current deferred income	$7,562	$5,047	$2,465	$15,074
Noncurrent deferred income (Note 14)	48	90	35	173
Total contract liabilities and deferred income	$7,610	$5,137	$2,500	$15,247

As of December 31, 2022
Contractual service agreement liabilities	$1,674	$—	$—	$1,674
Equipment and other service agreement liabilities	4,489	3,880	1,477	9,846
Current deferred income	13	208	99	320
Contract liabilities and current deferred income	$6,176	$4,088	$1,576	$11,840
Noncurrent deferred income (Note 14)	103	139	54	296
Total contract liabilities and deferred income	$6,279	$4,227	$1,630	$12,136